Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Administrative Expenses [Abstract]
Schedule of Administrative Expenses

This line item is composed of the following:

	2025	2024	2023
	MCh$	MCh$	MCh$
General administrative expenses
Information technology and communications	162,788	157,216	142,731
Maintenance and repair of property and equipment	52,338	51,606	49,699
External advisory services and professional services fees	11,662	11,252	10,326
Surveillance and securities transport services	10,854	11,651	11,265
External financial information and fraud prevention service	8,661	8,129	7,483
Office supplies	8,483	8,497	8,724
Legal and notary expenses	7,317	5,799	5,433
Energy, heating and other utilities	6,844	6,132	5,513
Expenses for short-term leases	4,856	3,658	3,860
External service of documentation custody	4,457	4,664	3,943
Other expenses for obligations under lease contracts	4,099	4,200	4,431
Postal box, mail, postage and home delivery services	4,080	6,325	4,839
Insurance premiums except to cover operational risk events	3,792	4,142	4,167
Representation and travel expenses	3,368	3,191	3,249
Donations	2,782	3,249	3,251
Card embossing service	2,168	2,084	1,756
Fees for other technical reports	1,053	1,063	1,034
Fees for review and audit of the financial statements by the external auditor	906	873	750
Expenses for leases of low value	540	549	509
Title classification fees	168	241	169
Fines applied by other agencies	58	132	108
Other general administrative expenses	9,903	9,393	9,354

Outsourced services
Technological developments expenses, certification and technology testing	21,871	22,323	25,437
Data processing	11,703	11,133	11,907
External credit evaluation service	5,041	5,820	5,729
External collection service	3,551	4,841	4,414
External human resources administration services and supply of external personnel	1,947	1,820	1,724
Call Center service for sales, marketing, quality control customer service	766	1,695	2,192
External cleaning service, cafeteria, custody of files and documents, storage of furniture and equipment	319	473	390
Sales and distribution services for products	318	—	—
Other outsource services	1,603	1,144	1,250

Board of Director´s expenses
Board of Directors’ remuneration	3,641	3,500	3,347
Other Board of directors’ expenses	80	78	111

Advertising	42,466	33,948	39,617

Taxes, contribution payments and other legal charges
Contribution to the banking regulator	14,788	15,248	14,785
Property taxes	5,428	6,020	5,521
Taxes other than income tax	3,007	2,803	2,530
Municipal patents	1,880	1,752	1,647
Other legal charges	47	52	60
Total	429,633	416,696	403,255